Quarterly Report
October 31, 2024
MFS®  Emerging Markets
Debt Fund
EMD-Q1

Portfolio of Investments
10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 88.7%
Albania – 0.2%
Republic of Albania, 5.9%, 6/09/2028	EUR	12,663,000	$14,447,500
Republic of Albania, 3.5%, 11/23/2031		1,352,000	1,397,172
			$15,844,672
Angola – 1.3%
Republic of Angola, 8.75%, 4/14/2032 (n)		$24,759,000	$22,406,895
Republic of Angola, 8.75%, 4/14/2032		4,300,000	3,891,500
Republic of Angola, 9.375%, 5/08/2048		24,881,000	21,207,569
Republic of Angola, 9.125%, 11/26/2049		59,832,000	49,937,283
			$97,443,247
Argentina – 2.1%
Republic of Argentina, 4.125%, 7/09/2035		$96,847,000	$53,450,770
Republic of Argentina, 5%, 1/09/2038		71,597,000	42,590,352
Republic of Argentina, 3.5%, 7/09/2041		112,173,000	57,476,308
SCC Power PLC, 8%, 12/31/2028 (n)		6,882,931	3,355,429
SCC Power PLC, 4%, 5/17/2032 (n)		3,890,751	739,243
			$157,612,102
Azerbaijan – 0.6%
Republic of Azerbaijan, 3.5%, 9/01/2032		$25,489,000	$22,136,177
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		25,370,000	25,856,850
			$47,993,027
Benin – 0.2%
Republic of Benin, 7.96%, 2/13/2038 (n)		$15,301,000	$15,056,949
Republic of Benin, 7.96%, 2/13/2038		1,600,000	1,574,480
			$16,631,429
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$14,436,708
Government of Bermuda, 2.375%, 8/20/2030		8,633,000	7,407,114
Government of Bermuda, 5%, 7/15/2032 (n)		15,892,000	15,494,700
Government of Bermuda, 5%, 7/15/2032		1,400,000	1,365,000
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	10,529,120
Government of Bermuda, 3.375%, 8/20/2050		2,800,000	1,904,000
			$51,136,642
Brazil – 3.7%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		$16,790,000	$17,901,003
Ambipar Lux S.à r.l., 9.875%, 2/06/2031 (n)		8,903,000	9,108,588
Centrais Eletricas Brasileiras S.A., 6.5%, 1/11/2035 (n)		16,323,000	16,012,863
Federative Republic of Brazil, 0%, 1/01/2026	BRL	264,629,000	39,814,147
Federative Republic of Brazil, 10%, 1/01/2027		191,519,000	31,416,865
Federative Republic of Brazil, 6.125%, 1/22/2032		$7,093,000	7,145,371
Federative Republic of Brazil, 7.125%, 5/13/2054		7,280,000	7,263,138
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		14,260,000	14,546,712
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		9,911,000	8,776,323
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		10,760,702	9,116,812
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		11,339,959	9,607,577
Minerva Luxembourg S.A., 8.875%, 9/13/2033 (n)		10,290,000	10,804,901
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		3,344,000	3,411,134
Raizen Fuels Finance S.A., 5.7%, 1/17/2035 (n)		20,278,000	19,422,269

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – continued
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		$23,952,033	$22,745,988
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		11,589,000	12,142,838
Vale Overseas Ltd., 6.4%, 6/28/2054		14,584,000	14,650,343
Yinson Boronia Production B.V., 8.947%, 7/31/2042 (n)		17,415,000	18,440,569
			$272,327,441
Bulgaria – 1.0%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	23,217,000	$23,401,735
Republic of Bulgaria, 3.625%, 9/05/2032		20,831,000	23,096,099
Republic of Bulgaria, 5%, 3/05/2037		$24,316,000	23,306,159
Republic of Bulgaria, 4.25%, 9/05/2044	EUR	6,767,000	7,391,696
			$77,195,689
Chile – 4.4%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$17,889,000	$18,270,680
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		1,681,000	1,670,407
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		8,899,000	8,842,925
Agrosuper S.A., 4.6%, 1/20/2032		4,865,000	4,413,272
Agrosuper S.A., 4.6%, 1/20/2032 (n)		1,157,000	1,049,570
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		12,222,490	9,191,069
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051		6,601,314	4,964,056
Antofagasta PLC, 6.25%, 5/02/2034 (n)		17,054,000	17,725,621
Antofagasta PLC, 6.25%, 5/02/2034		700,000	727,567
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		11,434,000	11,372,249
Banco del Estado de Chile, 2.704%, 1/09/2025		10,798,000	10,739,683
Banco del Estado de Chile, 7.95% to 5/02/2029, FLR (CMT - 5yr. + 3.228%) to 11/02/2172 (n)		9,445,000	9,942,081
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		14,931,000	14,841,414
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)		10,122,850	10,347,858
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		8,644,470	8,836,617
Chile Electricity PEC S.p.A., 0%, 1/25/2028		8,117,206	6,769,750
Codelco, Inc. (Republic of Chile), 5.95%, 1/08/2034		1,900,000	1,928,804
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		8,947,000	9,311,054
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		10,096,000	8,719,433
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		3,096,000	2,673,867
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)		26,903,000	27,310,853
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)		1,484,000	1,474,275
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		16,094,000	15,988,533
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		5,332,000	4,643,398
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031		770,000	670,558
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		14,126,000	14,436,772
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		17,878,000	18,038,312
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		16,321,000	16,671,901
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		12,882,000	11,496,321
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		2,551,000	2,276,596
Republic of Chile, 2.55%, 7/27/2033		17,826,000	14,733,608
Republic of Chile, 3.5%, 1/31/2034		14,384,000	12,709,676
Republic of Chile, 5.33%, 1/05/2054		4,713,000	4,526,000
Sociedad Quimica y Minera de Chile S.A., 5.5%, 9/10/2034 (n)		16,620,000	15,937,749
			$323,252,529

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
China – 1.4%
AIA Group Ltd., 5.375%, 4/05/2034 (n)		$10,889,000	$11,007,912
AIA Group Ltd., 5.375%, 4/05/2034		700,000	707,644
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024		11,154,000	11,141,326
Huarong Finance II Co. Ltd. (People’s Republic of China), 5.5%, 1/16/2025		4,724,000	4,719,456
Huarong Finance II Co. Ltd. (People’s Republic of China), 4.625%, 6/03/2026		7,424,000	7,296,233
Meituan, 4.625%, 10/02/2029 (n)		18,592,000	18,083,494
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		24,529,000	24,832,865
Prosus N.V., 3.061%, 7/13/2031 (n)		17,180,000	14,686,035
Tencent Holdings Ltd., 2.88%, 4/22/2031		14,302,000	12,734,953
			$105,209,918
Colombia – 2.4%
Aris Mining Corp., 8%, 10/31/2029 (n)		$11,001,000	$11,041,528
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		7,710,000	7,315,638
Ecopetrol S.A. (Republic of Colombia), 7.75%, 2/01/2032		18,741,000	18,272,209
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		17,291,000	14,949,930
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030		3,705,000	3,203,371
Republic of Colombia, 3.125%, 4/15/2031		21,578,000	17,179,564
Republic of Colombia, 3.25%, 4/22/2032		16,019,000	12,355,262
Republic of Colombia, 8%, 11/14/2035		18,491,000	18,700,229
Republic of Colombia, 7.75%, 11/07/2036 (w)		25,595,000	25,141,437
Republic of Colombia, 5.2%, 5/15/2049		8,818,000	6,005,531
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		22,773,000	20,703,911
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		18,535,000	18,627,675
			$173,496,285
Costa Rica – 1.8%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,385,000	$10,065,413
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031		1,200,000	1,287,000
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		29,172,000	30,271,956
Republic of Costa Rica, 6.55%, 4/03/2034		3,700,000	3,839,512
Republic of Costa Rica, 7%, 4/04/2044		16,775,000	17,194,375
Republic of Costa Rica, 7.158%, 3/12/2045		11,927,000	12,427,934
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		44,671,000	47,150,240
Republic of Costa Rica, 7.3%, 11/13/2054		11,127,000	11,744,548
			$133,980,978
Cote d'Ivoire – 1.2%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	6,904,000	$7,096,785
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		18,483,000	17,586,785
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$15,870,000	15,807,075
Republic of Cote d'Ivoire, 7.625%, 1/30/2033		4,600,000	4,581,761
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		24,203,000	24,082,227
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		3,300,000	3,283,533
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	16,371,000	15,403,533
			$87,841,699
Czech Republic – 1.8%
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031	EUR	6,691,000	$7,337,145
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		13,195,000	14,518,979
Czech Republic, 2.75%, 7/23/2029	CZK	530,850,000	21,816,527
Czech Republic, 5%, 9/30/2030		459,400,000	20,930,502
Czech Republic, 2%, 10/13/2033		782,540,000	28,421,124
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	4,891,000	4,918,511
EP Infrastructure A.S., 1.816%, 3/02/2031		9,884,000	9,219,472
EPH Financing International A.S., 6.651%, 11/13/2028		12,475,000	14,587,406

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Czech Republic – continued
EPH Financing International A.S., 5.875%, 11/30/2029	EUR	6,458,000	$7,370,556
			$129,120,222
Dominican Republic – 2.7%
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		$13,976,000	$14,255,520
Dominican Republic, 5.5%, 2/22/2029 (n)		17,977,000	17,630,943
Dominican Republic, 5.5%, 2/22/2029		1,400,000	1,373,050
Dominican Republic, 4.5%, 1/30/2030 (n)		7,378,000	6,835,719
Dominican Republic, 4.5%, 1/30/2030		500,000	463,250
Dominican Republic, 7.05%, 2/03/2031 (n)		26,634,000	27,798,643
Dominican Republic, 7.05%, 2/03/2031		700,000	730,610
Dominican Republic, 4.875%, 9/23/2032 (n)		27,009,000	24,677,095
Dominican Republic, 4.875%, 9/23/2032		52,548,000	48,011,107
Dominican Republic, 6%, 2/22/2033 (n)		17,398,000	17,109,616
Dominican Republic, 6%, 2/22/2033		700,000	688,397
Dominican Republic, 6.6%, 6/01/2036 (n)		20,389,000	20,705,157
Dominican Republic, 6.6%, 6/01/2036		700,000	710,854
Dominican Republic, 5.3%, 1/21/2041		12,600,000	11,009,215
Dominican Republic, 5.875%, 1/30/2060		8,004,000	7,075,973
			$199,075,149
Ecuador – 0.8%
Republic of Ecuador, 5.5%, 7/31/2035		$44,737,000	$24,706,761
Republic of Ecuador, 5%, 7/31/2040		69,237,000	34,998,059
			$59,704,820
Egypt – 2.4%
Arab Republic of Egypt, 5.875%, 2/16/2031		$45,493,000	$37,616,797
Arab Republic of Egypt, 7.625%, 5/29/2032		24,397,000	21,390,192
Arab Republic of Egypt, 7.3%, 9/30/2033		16,935,000	14,286,705
Arab Republic of Egypt, 8.5%, 1/31/2047		61,129,000	48,441,798
Arab Republic of Egypt, 7.903%, 2/21/2048		9,448,000	7,090,337
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		9,028,000	7,233,685
Arab Republic of Egypt, 8.7%, 3/01/2049		12,486,000	10,004,407
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		8,516,000	6,929,708
Arab Republic of Egypt, 8.875%, 5/29/2050		12,775,000	10,395,375
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		15,791,000	11,117,811
			$174,506,815
El Salvador – 0.1%
Republic of El Salvador, 8.625%, 2/28/2029		$3,227,000	$3,168,636
Republic of El Salvador, 7.65%, 6/15/2035		1,697,000	1,476,377
			$4,645,013
Ghana – 0.5%
Kosmos Energy Ltd., 7.5%, 3/01/2028		$7,585,000	$7,255,568
Republic of Ghana, 0%, 7/03/2026		162,600	150,814
Republic of Ghana, 5%, 7/03/2029 (n)		13,296,272	11,401,553
Republic of Ghana, 0%, 1/03/2030		116,663	88,293
Republic of Ghana, 5%, 7/03/2035 (n)		27,908,100	19,403,107
			$38,299,335
Guatemala – 1.4%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$12,764,000	$12,243,705
Central American Bottling Corp., 5.25%, 4/27/2029		8,154,000	7,821,621
Energuate Trust, 5.875%, 5/03/2027		15,360,000	15,072,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Guatemala – continued
Republic of Guatemala, 5.25%, 8/10/2029 (n)		$2,725,000	$2,637,800
Republic of Guatemala, 5.25%, 8/10/2029		1,800,000	1,742,400
Republic of Guatemala, 4.9%, 6/01/2030		2,654,000	2,521,725
Republic of Guatemala, 6.05%, 8/06/2031 (n)		21,498,000	21,412,008
Republic of Guatemala, 6.05%, 8/06/2031 (n)		600,000	597,600
Republic of Guatemala, 3.7%, 10/07/2033		20,623,000	17,003,663
Republic of Guatemala, 6.55%, 2/06/2037 (n)		24,332,000	24,512,057
Republic of Guatemala, 6.55%, 2/06/2037		700,000	705,180
			$106,269,759
Hungary – 2.0%
Hungarian Development Bank PLC, 6.5%, 6/29/2028		$11,681,000	$12,074,066
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		14,288,000	14,551,899
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 0.875%, 11/18/2027	EUR	17,200,000	17,079,157
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$17,144,000	17,573,629
Republic of Hungary, 6.125%, 5/22/2028 (n)		6,025,000	6,198,038
Republic of Hungary, 5.25%, 6/16/2029 (n)		12,477,000	12,358,693
Republic of Hungary, 6.25%, 9/22/2032 (n)		8,872,000	9,218,363
Republic of Hungary, 6.25%, 9/22/2032		500,000	519,520
Republic of Hungary, 5.5%, 6/16/2034 (n)		28,898,000	28,242,015
Republic of Hungary, 5.5%, 6/16/2034		1,800,000	1,759,140
Republic of Hungary, 5.5%, 3/26/2036 (n)		22,486,000	21,667,644
Republic of Hungary, 5.5%, 3/26/2036		2,100,000	2,023,572
Republic of Hungary, 6.75%, 9/25/2052 (n)		5,061,000	5,384,712
			$148,650,448
India – 4.0%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030		$16,810,000	$14,816,359
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		8,600,000	7,288,481
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd./Parampujya Solar Energy Private Ltd., 6.7%, 3/12/2042 (n)		7,580,832	7,262,383
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029		10,387,000	9,632,009
Adani Transmission Ltd., 4%, 8/03/2026		6,220,000	6,004,710
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		11,516,015	9,976,335
Adani Transmission Ltd., 4.25%, 5/21/2036		13,286,490	11,510,100
Azure Power Energy Ltd., 3.575%, 8/19/2026		9,408,967	8,927,228
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		16,427,000	16,201,922
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		28,790,000	24,554,010
Export-Import Bank of India, 2.25%, 1/13/2031		5,740,000	4,895,450
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		23,790,000	24,342,689
Export-Import Bank of India, 5.5%, 1/18/2033		700,000	716,262
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)		9,841,000	9,787,885
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025		700,000	696,222
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,986,000	17,481,674
Indian Railway Finance Corp., 2.8%, 2/10/2031		12,293,000	10,752,638
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		14,357,000	14,587,893
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		12,045,240	10,855,243
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		24,564,000	25,001,961
Muthoot Finance Ltd., 7.125%, 2/14/2028		1,300,000	1,323,178
Muthoot Finance Ltd., 6.375%, 4/23/2029 (n)		8,637,000	8,580,766
REC Ltd. (Republic of India), 4.75%, 9/27/2029 (n)		19,937,000	19,477,175
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		13,233,000	13,113,318
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027 (n)		14,000,000	14,145,446
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027		1,600,000	1,616,623
			$293,547,960

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Indonesia – 1.9%
Listrindo Capital B.V., 4.95%, 9/14/2026		$6,244,000	$6,182,293
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/2029 (n)		6,615,000	6,929,993
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		5,756,000	5,166,902
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030		700,000	628,358
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		6,828,000	6,093,990
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		9,588,000	8,511,977
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052		8,427,000	7,078,967
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,332,168
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,800,000	2,350,082
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		14,343,000	14,061,067
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031		700,000	689,319
Republic of Indonesia, 3.55%, 3/31/2032		12,322,000	11,265,832
Republic of Indonesia, 4.7%, 6/06/2032 (n)		7,054,000	6,948,349
Republic of Indonesia, 4.65%, 9/20/2032		9,170,000	8,958,815
Republic of Indonesia, 4.85%, 1/11/2033		20,004,000	19,792,518
Republic of Indonesia, 1.1%, 3/12/2033	EUR	12,150,000	10,832,296
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$9,015,245	9,149,680
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		8,313,455	8,437,425
			$138,410,031
Jamaica – 0.2%
Government of Jamaica, 7.875%, 7/28/2045		$5,247,000	$6,270,165
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		9,725,000	9,912,158
			$16,182,323
Kazakhstan – 1.9%
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		$18,101,000	$18,225,535
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027		700,000	704,816
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		14,878,000	14,859,908
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		5,891,000	5,027,497
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		8,220,000	6,917,870
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		14,881,000	13,129,238
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		36,057,000	34,083,024
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		7,127,000	6,836,503
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		22,173,000	21,468,697
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		17,232,000	14,605,947
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		3,100,000	2,627,579
			$138,486,614
Kuwait – 0.4%
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		$13,271,000	$12,484,322
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		14,054,000	14,408,863
			$26,893,185
Latvia – 0.4%
Republic of Latvia, 5.125%, 7/30/2034 (n)		$25,984,000	$25,847,584
Republic of Latvia, 5.125%, 7/30/2034		2,300,000	2,287,925
			$28,135,509
Luxembourg – 0.2%
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	16,287,000	$18,230,129

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Macau – 0.5%
Sands China Ltd., 3.25%, 8/08/2031		$9,063,000	$7,838,963
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		11,937,000	11,457,547
Wynn Macau Ltd., 5.125%, 12/15/2029		15,515,000	14,409,542
			$33,706,052
Malaysia – 0.2%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$14,829,000	$13,076,941
Mexico – 5.0%
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		$12,140,000	$12,768,075
BBVA Bancomer S.A. (Texas), 8.45%, 6/29/2038		1,300,000	1,367,257
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		10,018,000	10,308,983
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039		2,000,000	2,058,092
Becle S.A.B. de C.V., 2.5%, 10/14/2031		7,546,000	6,146,464
Bimbo Bakeries USA, Inc., 6.05%, 1/15/2029 (n)		5,997,000	6,173,444
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036 (n)		10,266,000	10,088,640
Comision Federal de Electricidad (United Mexican States), 5.7%, 1/24/2030 (n)		14,710,000	14,405,192
Comision Federal de Electricidad (United Mexican States), 6.45%, 1/24/2035 (n)		14,817,000	14,301,430
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		6,712,000	6,500,107
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca (United Mexican States), 7.25%, 1/31/2041 (n)		14,603,000	14,639,508
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		9,897,000	7,672,548
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		13,916,000	10,788,237
Petroleos Mexicanos, 6.49%, 1/23/2027		11,715,000	11,546,400
Petroleos Mexicanos, 8.75%, 6/02/2029		7,965,000	8,071,154
Petroleos Mexicanos, 6.84%, 1/23/2030		24,751,000	22,850,197
Petroleos Mexicanos, 5.95%, 1/28/2031		43,198,000	37,222,105
Petroleos Mexicanos, 6.7%, 2/16/2032		29,462,000	26,198,851
Petroleos Mexicanos, 6.75%, 9/21/2047		15,635,000	11,194,038
Petroleos Mexicanos, 7.69%, 1/23/2050		36,125,000	28,030,440
United Mexican States, 8.5%, 5/31/2029	MXN	518,100,000	24,532,557
United Mexican States, 3.5%, 2/12/2034		$17,320,000	14,067,059
United Mexican States, 8%, 5/24/2035	MXN	125,400,000	5,447,923
United Mexican States, 6%, 5/07/2036		$21,980,000	21,324,235
United Mexican States, 6.338%, 5/04/2053		30,209,000	28,032,141
United Mexican States, 6.4%, 5/07/2054		15,963,000	14,964,617
			$370,699,694
Morocco – 1.4%
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$3,413,000	$3,464,311
Kingdom of Morocco, 5.95%, 3/08/2028		2,100,000	2,131,571
Kingdom of Morocco, 3%, 12/15/2032		14,306,000	11,804,238
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		17,790,000	18,691,473
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		27,122,000	28,274,685
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034		1,400,000	1,459,500
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		19,190,000	14,708,675
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		25,059,000	25,936,065
			$106,470,518
Nigeria – 1.8%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)		$12,982,000	$11,711,062
Federal Republic of Nigeria, 6.125%, 9/28/2028		700,000	631,470
Federal Republic of Nigeria, 7.875%, 2/16/2032		31,690,000	28,437,814
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		22,438,000	18,959,437
Federal Republic of Nigeria, 7.375%, 9/28/2033		44,240,000	37,381,473
Federal Republic of Nigeria, 7.696%, 2/23/2038		44,463,000	36,126,187
			$133,247,443

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oman – 3.3%
Mazoon Assets Co. S.A.O.C. (Sultanate of Oman), 5.25%, 10/09/2031 (n)		$11,214,000	$11,167,866
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		16,730,000	16,887,714
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031		5,850,000	5,905,148
Sultanate of Oman, 6.5%, 3/08/2047		34,879,000	35,130,477
Sultanate of Oman, 6.75%, 1/17/2048		85,344,000	88,293,062
Sultanate of Oman, 7%, 1/25/2051 (n)		15,943,000	17,019,918
Sultanate of Oman, 7%, 1/25/2051		61,962,000	66,147,409
			$240,551,594
Pakistan – 0.8%
Islamic Republic of Pakistan, 6.875%, 12/05/2027		$32,459,000	$29,375,395
Islamic Republic of Pakistan, 7.375%, 4/08/2031		38,088,000	32,191,978
			$61,567,373
Panama – 1.7%
Panama Canal Railway Co., 7%, 11/01/2026		$1,630,980	$1,654,629
Panama Canal Railway Co., 7%, 11/01/2026 (n)		323,700	328,394
Republic of Panama, 3.362%, 6/30/2031 (n)		6,955,000	5,643,983
Republic of Panama, 2.252%, 9/29/2032		24,520,000	17,901,807
Republic of Panama, 3.298%, 1/19/2033		26,340,000	20,709,756
Republic of Panama, 6.375%, 7/25/2033 (n)		7,070,000	6,689,351
Republic of Panama, 8%, 3/01/2038		43,317,000	45,637,099
Republic of Panama, 3.87%, 7/23/2060		18,451,000	10,370,307
Republic of Panama, 4.5%, 1/19/2063		20,946,000	13,203,906
			$122,139,232
Paraguay – 2.2%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$6,079,000	$5,876,161
Republic of Paraguay, 4.95%, 4/28/2031		13,677,000	13,321,398
Republic of Paraguay, 3.849%, 6/28/2033		25,903,000	22,911,204
Republic of Paraguay, 5.85%, 8/21/2033 (n)		5,512,000	5,559,403
Republic of Paraguay, 5.85%, 8/21/2033		2,100,000	2,118,060
Republic of Paraguay, 6%, 2/09/2036 (n)		12,361,000	12,627,380
Republic of Paraguay, 6%, 2/09/2036		2,200,000	2,247,410
Republic of Paraguay, 5.6%, 3/13/2048		32,383,000	29,479,864
Republic of Paraguay, 5.4%, 3/30/2050		67,551,000	59,816,410
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		5,330,000	5,316,675
			$159,273,965
Peru – 1.4%
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		$21,218,000	$21,499,165
Niagara Energy S.A.C., 5.746%, 10/03/2034 (n)		16,719,000	16,338,235
Peru LNG, 5.375%, 3/22/2030		8,385,972	7,525,745
Republic of Peru, 5.375%, 2/08/2035		17,684,000	17,398,175
Republic of Peru, 5.875%, 8/08/2054		21,136,000	20,872,729
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		17,385,000	15,833,973
San Miguel Industrias PET S.A., 3.75%, 8/02/2028		700,000	637,549
			$100,105,571
Philippines – 1.0%
Republic of Philippines, 6.5%, 5/19/2029	PHP	714,670,000	$12,612,964
Republic of Philippines, 3.556%, 9/29/2032		$7,354,000	6,691,699
Republic of Philippines, 5.609%, 4/13/2033		9,298,000	9,703,114
Republic of Philippines, 1.2%, 4/28/2033	EUR	7,755,000	7,010,913
Republic of Philippines, 5%, 7/17/2033		$5,959,000	5,966,234
Republic of Philippines, 6.25%, 1/25/2034	PHP	809,340,000	14,279,351

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Philippines – continued
Republic of Philippines, 6.75%, 1/24/2039	PHP	579,400,000	$10,645,533
Republic of Philippines, 1.75%, 4/28/2041	EUR	6,551,000	5,166,241
			$72,076,049
Poland – 1.6%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$13,418,000	$14,036,570
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028		800,000	836,880
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		9,601,000	9,540,744
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		14,258,000	14,386,037
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 7/09/2054 (n)		10,585,000	10,801,675
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		22,094,000	20,098,457
Republic of Poland, 4.625%, 3/18/2029		12,948,000	12,941,526
Republic of Poland, 3.625%, 1/11/2034	EUR	4,700,000	5,179,508
Republic of Poland, 5.125%, 9/18/2034		$19,593,000	19,396,090
Republic of Poland, 5.5%, 3/18/2054		13,893,000	13,416,637
			$120,634,124
Qatar – 1.1%
CBQ Finance Ltd., 5.375%, 3/28/2029		$10,680,000	$10,912,076
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		14,659,000	14,263,002
Qatar Petroleum, 3.125%, 7/12/2041		10,837,000	8,211,672
Qatar Petroleum, 3.3%, 7/12/2051		12,536,000	8,895,044
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		12,778,000	12,219,423
State of Qatar, 4.817%, 3/14/2049 (n)		14,855,000	14,076,687
State of Qatar, 4.817%, 3/14/2049		10,441,000	9,893,954
			$78,471,858
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$16,638,000	$16,534,846
Romania – 1.3%
Republic of Romania, 5.25%, 11/25/2027 (n)		$17,734,000	$17,609,046
Republic of Romania, 6.625%, 2/17/2028 (n)		10,544,000	10,870,021
Republic of Romania, 5.875%, 1/30/2029 (n)		11,260,000	11,324,846
Republic of Romania, 5.875%, 1/30/2029		1,200,000	1,206,911
Republic of Romania, 2.124%, 7/16/2031	EUR	7,170,000	6,540,615
Republic of Romania, 2%, 1/28/2032		8,286,000	7,333,055
Republic of Romania, 3.625%, 3/27/2032		$6,062,000	5,198,165
Republic of Romania, 7.125%, 1/17/2033 (n)		10,940,000	11,596,400
Republic of Romania, 7.125%, 1/17/2033		9,748,000	10,332,880
Republic of Romania, 6.375%, 1/30/2034 (n)		10,284,000	10,260,758
Republic of Romania, 6%, 5/25/2034 (n)		5,742,000	5,592,277
			$97,864,974
Saudi Arabia – 2.3%
BSF Finance, 5.5%, 11/23/2027		$11,922,000	$12,138,742
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		41,929,000	35,686,610
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		14,710,000	9,653,438
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		17,476,000	15,346,182
Kingdom of Saudi Arabia, 5%, 1/18/2053		16,121,000	14,156,318
Kingdom of Saudi Arabia, 3.75%, 1/21/2055		7,979,000	5,599,933
KSA Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 6/04/2034 (n)		13,715,000	13,883,887
Saudi Arabian Oil Co., 3.5%, 4/16/2029		8,281,000	7,818,821
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		14,462,000	14,473,266
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		7,430,000	7,168,107
Saudi Arabian Oil Co., 5.875%, 7/17/2064 (n)		7,446,000	7,166,775

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Saudi Arabia – continued
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		$34,770,000	$29,247,690
			$172,339,769
Serbia – 1.4%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$12,636,000	$13,008,373
Republic of Serbia, 6.25%, 5/26/2028		3,400,000	3,500,195
Republic of Serbia, 1.5%, 6/26/2029	EUR	9,866,000	9,646,712
Republic of Serbia, 1.65%, 3/03/2033		14,864,000	12,897,739
Republic of Serbia, 6.5%, 9/26/2033 (n)		$9,761,000	10,207,721
Republic of Serbia, 6.5%, 9/26/2033		11,058,000	11,564,079
Republic of Serbia, 6%, 6/12/2034 (n)		18,140,000	18,200,015
Republic of Serbia, 6%, 6/12/2034		8,393,000	8,420,768
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		14,804,000	14,836,421
			$102,282,023
Singapore – 0.7%
Oversea-Chinese Banking Corp. Ltd., 4.602% to 6/15/2027, FLR (CMT - 5yr. + 1.575%) to 6/15/2032		$10,430,000	$10,321,424
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		18,169,000	17,117,600
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 1yr. + 1.23%) to 10/14/2031		700,000	659,493
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	9,072,514
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032		700,000	677,920
Vena Energy Capital Pte Ltd., 3.133%, 2/26/2025		16,103,000	15,984,901
			$53,833,852
Slovakia – 0.3%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	19,412,000	$19,680,820
Slovenia – 0.3%
United Group B.V., 6.75%, 2/15/2031 (n)	EUR	8,397,000	$9,270,843
United Group B.V., 6.5%, 10/31/2031 (n)		10,157,000	11,070,372
			$20,341,215
South Africa – 1.8%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$32,883,000	$32,879,712
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		13,054,000	13,055,261
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		9,560,024	7,756,120
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026		368,260	298,772
Republic of South Africa, 5.75%, 9/30/2049		28,403,000	22,213,986
Republic of South Africa, 7.3%, 4/20/2052		45,071,000	42,528,995
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		16,195,000	13,971,634
			$132,704,480
Sri Lanka – 0.4%
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)		$10,244,000	$6,383,821
Republic of Sri Lanka, 7.55%, 3/28/2030		31,644,000	19,574,754
			$25,958,575
Thailand – 0.7%
Bangkok Bank Public Co. Ltd., 5.5%, 9/21/2033		$7,013,000	$7,107,059
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		15,585,000	14,213,316
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)		18,942,000	19,454,021
Kasikornbank PLC (Hong Kong Branch), 3.343%, 10/02/2031		7,832,000	7,460,763
			$48,235,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Trinidad & Tobago – 0.2%
Republic of Trinidad & Tobago, 6.4%, 6/26/2034 (n)	$13,894,000	$13,928,735
Republic of Trinidad & Tobago, 6.4%, 6/26/2034	1,300,000	1,303,250
		$15,231,985
Turkey – 3.6%
Republic of Turkey, 5.125%, 2/17/2028	$7,456,000	$7,275,654
Republic of Turkey, 8.509%, 1/14/2029 (n)	14,229,000	15,399,335
Republic of Turkey, 5.25%, 3/13/2030	33,268,000	31,396,675
Republic of Turkey, 5.95%, 1/15/2031	25,093,000	23,933,703
Republic of Turkey, 5.875%, 6/26/2031	46,790,000	44,236,202
Republic of Turkey, 7.625%, 5/15/2034	6,844,000	7,053,598
Republic of Turkey, 6.5%, 1/03/2035	27,854,000	26,448,041
Republic of Turkey, 6%, 1/14/2041	15,402,000	13,018,849
Republic of Turkey, 5.75%, 5/11/2047	45,170,000	34,972,872
Sisecam UK PLC, 8.625%, 5/02/2032 (n)	17,018,000	17,341,342
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)	10,389,000	10,675,321
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)	15,703,000	15,502,396
WE Soda Investments Holding PLC, 9.375%, 2/14/2031 (n)	13,242,000	13,590,265
WE Soda Investments Holding PLC, 9.375%, 2/14/2031	700,000	718,410
		$261,562,663
Ukraine – 1.0%
Government of Ukraine, 0%, 2/01/2030 (n)	$3,075,956	$1,471,845
Government of Ukraine, 0%, 2/01/2034 (n)	49,310,373	18,072,252
Government of Ukraine, 1.75%, 2/01/2034 (n)	12,346,914	5,784,529
Government of Ukraine, 0%, 2/01/2035 (n)	9,713,555	4,711,074
Government of Ukraine, 1.75%, 2/01/2035 (n)	19,581,030	8,958,321
Government of Ukraine, 0%, 2/01/2036 (n)	8,094,628	3,905,658
Government of Ukraine, 1.75%, 2/01/2036 (n)	24,382,527	10,972,137
Government of Ukraine, GDP Linked Bond, 7.75%, 8/01/2041 (a)	27,326,000	19,606,405
		$73,482,221
United Arab Emirates – 2.2%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047	$22,188,000	$19,962,677
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)	6,940,000	7,079,008
Abu Dhabi Development Holding Co. PJSC, 4.375%, 10/02/2031 (n)	14,905,000	14,419,872
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)	25,198,000	25,901,276
Abu Dhabi Development Holding Co. PJSC, 5.25%, 10/02/2054 (n)	15,809,000	14,884,094
Abu Dhabi National Energy Co., 4.75%, 3/09/2037 (n)	12,060,000	11,654,169
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)	1,430,000	1,381,022
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035	2,400,000	2,317,800
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034	22,669,000	23,320,734
First Abu Dhabi Bank PJSC, 5.804% to 1/16/2030, FLR (CMT - 5yr. + 1.55%) to 1/16/2035	7,112,000	7,179,664
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	7,714,000	6,387,852
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036	7,794,000	6,454,098
National Central Cooling Co. PJSC (United Arab Emirates), 2.5%, 10/21/2027	6,892,000	6,418,499
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049 (n)	12,827,737	10,800,890
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049	8,599,964	7,241,127
		$165,402,782
United States – 4.5%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	$16,813,000	$14,841,039
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033	5,950,000	6,009,637
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	31,112,000	28,236,570
U.S. Treasury Bonds, 2.5%, 2/15/2046	91,558,600	65,203,314
U.S. Treasury Notes, 3.875%, 9/30/2029	9,808,000	9,678,887

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
United States – continued
U.S. Treasury Notes, 2.75%, 8/15/2032	$226,613,000	$204,208,410
		$328,177,857
Uruguay – 0.7%
Oriental Republic of Uruguay, 5.75%, 10/28/2034	$15,954,000	$16,771,924
Oriental Republic of Uruguay, 4.975%, 4/20/2055	19,889,000	18,284,859
Oriental Republic of Uruguay, 5.25%, 9/10/2060	20,276,997	19,195,577
		$54,252,360
Uzbekistan – 2.1%
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)	$18,250,000	$18,549,892
National Bank of Uzbekistan, 4.85%, 10/21/2025	12,812,000	12,582,665
National Bank of Uzbekistan, 8.5%, 7/05/2029	11,129,000	11,405,935
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028 (n)	11,375,000	11,419,758
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)	16,634,000	16,661,429
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)	6,810,000	7,099,820
Republic of Uzbekistan, 5.375%, 2/20/2029	14,136,000	13,438,813
Republic of Uzbekistan, 3.9%, 10/19/2031	18,211,000	15,161,659
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)	19,072,000	18,762,080
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)	18,284,000	18,378,437
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	13,746,000	12,026,980
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028	700,000	612,461
		$156,099,929
Venezuela – 0.3%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	$10,104,000	$1,390,378
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	17,593,000	2,372,236
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	33,488,000	4,534,199
Republic of Venezuela, 11.75%, 10/21/2026 (d)	3,330,000	523,093
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	49,302,000	7,395,300
Republic of Venezuela, 9.375%, 1/13/2034 (a)(d)	1,253,000	207,665
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	69,397,500	9,339,710
		$25,762,581
Vietnam – 0.5%
Socialist Republic of Vietnam, 4.8%, 11/19/2024	$35,208,000	$35,174,482
Zambia – 0.5%
Republic of Zambia, 5.75%, 6/30/2033	$34,221,677	$30,046,633
Republic of Zambia, 0.5%, 12/31/2053	7,037,733	3,830,286
		$33,876,919
Total Bonds		$6,530,942,876
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Special Products & Services – 0.0%
iShares MSCI Emerging Markets ETF – January 2025 @ $37 (Premiums Paid, $1,840,047)	Put	Goldman Sachs International	$73,684,765	16,577	$397,848

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 10.3%
Money Market Funds – 10.3%
MFS Institutional Money Market Portfolio, 4.87% (v)	755,953,450	$756,029,045

Other Assets, Less Liabilities – 1.0%		69,914,845
Net Assets – 100.0%		$7,357,284,614
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $756,029,045 and $6,531,340,724, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,511,610,447, representing 34.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
ZAR	South African Rand
Derivative Contracts at 10/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CZK	54,629,522	USD	2,347,272	Merrill Lynch International	1/17/2025	$4,647
EUR	14,369,985	USD	15,599,569	JPMorgan Chase Bank N.A.	1/17/2025	81,825
EUR	5,572,329	USD	6,043,049	Merrill Lynch International	1/17/2025	37,813
EUR	8,499,501	USD	9,192,061	Morgan Stanley Capital Services, Inc.	1/17/2025	83,108
INR	1,367,987,175	USD	16,235,318	Barclays Bank PLC	12/12/2024	9,632
INR	1,551,802,000	USD	18,416,173	Goldman Sachs International	12/12/2024	11,591
KRW	19,620,700,981	USD	14,183,981	Barclays Bank PLC	11/01/2024	33,918
KRW	1,915	USD	1	Citibank N.A.	11/01/2024	0
PHP	2,219,520,195	USD	38,064,143	Citibank N.A.	11/06/2024	129,880
PHP	40,148,000	USD	684,886	Morgan Stanley Capital Services, Inc.	11/06/2024	5,990
ZAR	126,967,986	USD	7,105,876	Morgan Stanley Capital Services, Inc.	1/17/2025	50,089

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	74,913,123	BRL	418,888,020	Merrill Lynch International	12/20/2024	$2,832,481
USD	74,936,039	CZK	1,723,482,050	Merrill Lynch International	1/17/2025	736,415
USD	352,567,477	EUR	320,814,450	Deutsche Bank AG	1/17/2025	2,475,384
USD	19,248,905	EUR	17,465,717	Goldman Sachs International	1/17/2025	189,260
USD	706,720	EUR	642,746	HSBC Bank	1/17/2025	5,317
USD	11,141,330	EUR	10,157,000	JPMorgan Chase Bank N.A.	1/17/2025	57,399
USD	1,468,176	EUR	1,336,972	State Street Bank Corp.	1/17/2025	9,192
USD	37,426,521	HUF	13,679,674,112	Goldman Sachs International	1/17/2025	1,115,674
USD	14,454,994	IDR	224,124,683,924	Merrill Lynch International	11/01/2024	174,989
USD	14,798,025	KRW	19,620,700,981	Barclays Bank PLC	11/01/2024	580,125
USD	16,162,134	MXN	319,585,191	Barclays Bank PLC	1/17/2025	387,985
USD	16,155,353	MXN	319,585,191	HSBC Bank	1/17/2025	381,204
USD	14,439,748	MYR	61,007,936	Barclays Bank PLC	12/12/2024	480,066
USD	1,103,021	PHP	61,868,461	Citibank N.A.	11/06/2024	38,374
USD	12,519,731	PHP	724,955,000	JPMorgan Chase Bank N.A.	11/06/2024	44,535
USD	15,176,624	ZAR	268,793,187	Merrill Lynch International	1/17/2025	27,336
						$9,984,229
Liability Derivatives
EUR	2,068,889	USD	2,271,879	Merrill Lynch International	1/17/2025	$(14,182)
EUR	22,081,674	USD	24,261,426	Morgan Stanley Capital Services, Inc.	1/17/2025	(164,571)
HUF	6,673,541,109	USD	18,134,500	HSBC Bank	1/17/2025	(420,486)
HUF	7,006,133,003	USD	19,028,796	JPMorgan Chase Bank N.A.	1/17/2025	(431,962)
IDR	224,124,683,924	USD	14,823,061	Merrill Lynch International	11/01/2024	(543,056)
INR	3,093,732,919	USD	36,863,067	Barclays Bank PLC	12/12/2024	(124,759)
KRW	19,620,699,066	USD	15,008,567	Barclays Bank PLC	11/01/2024	(790,669)
MXN	15,397,695	USD	766,064	Merrill Lynch International	1/17/2025	(6,062)
MYR	61,007,935	USD	14,916,366	Barclays Bank PLC	12/12/2024	(956,684)
PHP	701,124,000	USD	12,244,568	Barclays Bank PLC	11/06/2024	(179,462)
ZAR	128,066,339	USD	7,238,269	BNP Paribas S.A.	1/17/2025	(20,401)
ZAR	13,758,862	USD	778,726	HSBC Bank	1/17/2025	(3,271)
USD	18,619,981	EUR	17,079,010	Goldman Sachs International	1/17/2025	(17,666)
USD	8,593,382	EUR	7,908,275	JPMorgan Chase Bank N.A.	1/17/2025	(36,605)
USD	33,991,785	INR	2,865,031,639	Barclays Bank PLC	12/12/2024	(30,678)
USD	34,633,642	INR	2,919,789,175	Merrill Lynch International	12/12/2024	(39,071)
USD	2,713,042	INR	228,701,280	Morgan Stanley Capital Services, Inc.	12/12/2024	(2,803)
USD	14,183,980	KRW	19,620,699,066	Barclays Bank PLC	11/01/2024	(33,918)
USD	1	KRW	1,915	Citibank N.A.	11/01/2024	(0)
USD	38,044,570	PHP	2,219,520,195	Citibank N.A.	2/05/2025	(116,104)
USD	37,076,298	PHP	2,173,968,733	Citibank N.A.	11/06/2024	(333,866)
						$(4,266,276)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	966	$113,957,812	December – 2024	$(6,498,014)
U.S. Treasury Note 10 yr	Long	USD	953	105,276,719	December – 2024	(3,618,370)
U.S. Treasury Note 5 yr	Long	USD	1,859	199,348,703	December – 2024	(4,624,831)
U.S. Treasury Ultra Bond 30 yr	Long	USD	199	24,999,375	December – 2024	(1,732,852)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Note 10 yr	Long	USD	633	$72,003,750	December – 2024	$(2,808,234)
						$(19,282,301)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(27,381)	$(17,493)	$(44,874)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.
At October 31, 2024, the fund had cash collateral of $1,204,000 and other liquid securities with an aggregate value of $11,798,540 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$397,848	$—	$—	$397,848
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	307,327,181	—	307,327,181
Non - U.S. Sovereign Debt	—	4,851,440,299	—	4,851,440,299
U.S. Corporate Bonds	—	20,850,676	—	20,850,676
Foreign Bonds	—	1,351,324,720	—	1,351,324,720
Mutual Funds	756,029,045	—	—	756,029,045
Total	$756,426,893	$6,530,942,876	$—	$7,287,369,769
Other Financial Instruments
Futures Contracts – Liabilities	$(19,282,301)	$—	$—	$(19,282,301)
Forward Foreign Currency Exchange Contracts – Assets	—	9,984,229	—	9,984,229
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,266,276)	—	(4,266,276)
Swap Agreements – Liabilities	—	(44,874)	—	(44,874)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$473,442,204	$852,564,970	$569,934,297	$(13,714)	$(30,118)	$756,029,045
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,841,970	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2024, are as follows:
United States	14.3%
Mexico	5.2%
Chile	4.5%
India	4.1%
Brazil	3.8%
Turkey	3.6%
Oman	3.3%
Dominican Republic	2.8%
Egypt	2.4%
Other Countries	56.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.